OPERATING DATA - Trade Accounts Receivable and Other - Narrative (Details) - Individually assessed for credit losses	12 Months Ended
Dec. 31, 2020
More than 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	180 days
Less than 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	180 days
31 days or older
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	31 days